Equity (Details)					6 Months Ended		12 Months Ended		24 Months Ended		27 Months Ended
	Sep. 22, 2025 $ / shares shares	Sep. 19, 2025 shares	Oct. 09, 2024 USD ($) $ / shares shares	Oct. 04, 2024 $ / shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 HKD ($)	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Oct. 07, 2024 $ / shares shares	Apr. 05, 2024 shares	Mar. 31, 2024 $ / shares shares	Mar. 28, 2024 shares	Mar. 31, 2023 $ / shares	Nov. 30, 2021 $ / shares	Oct. 21, 2020 $ / shares shares
Equity [Line Items]
Common stock shares outstanding							8,575,547								8,575,547
Common stock shares issued							8,575,686								8,575,686
Preferred stock, shares issued					6,013,500		6,545,386								545,386
Preferred stock, shares outstanding					6,013,500		6,545,386								545,386
Preferred stock, par value (in Dollars per share) | $ / shares					$ 0.0001		$ 0.0001								$ 0.0001
Preferred stock, shares authorized					30,000,000		30,000,000								30,000,000
Purchase price per share (in Dollars per share) | $ / shares																	$ 0.0081	$ 1
Common stock, shares authorized					700,000,000		700,000,000								700,000,000
Common stock, par value (in Dollars per share) | $ / shares					$ 0.0001		$ 0.0001								$ 0.0001
Amount of paid-up share capital					$ 64,103		$ 64,103	$ 500,000			$ 12,821	$ 100,000
Net asset of not less than amount						$ 500,000	$ 64,103	$ 500,000	$ 38,462	$ 300,000
Reverse stock split							As a result of the 2025 Reverse Stock Split, each 34 shares of the common stock issued and outstanding prior to the split were combined into one share of the common stock issued and outstanding after the 2025 Reverse Stock Split	As a result of the 2025 Reverse Stock Split, each 34 shares of the common stock issued and outstanding prior to the split were combined into one share of the common stock issued and outstanding after the 2025 Reverse Stock Split
2025 Reverse Stock Split [Member]
Equity [Line Items]
Common stock shares outstanding		34
Common stock shares issued		34
Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares issued
Preferred stock, shares outstanding
Restricted Stock Units (RSUs) [Member]
Equity [Line Items]
Reverse stock split		-for-34			-for-34	-for-34
Mr. Zheng [Member]
Equity [Line Items]
Purchase price per share (in Dollars per share) | $ / shares			$ 0.1
Outstanding principal amount (in Dollars) | $			$ 600,000
Series B Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares issued					6,013,500		6,013,500
Preferred stock, par value (in Dollars per share) | $ / shares				$ 0.0001									$ 0.0001
Shares issued			6,000,000
Common Stock [Member]
Equity [Line Items]
Common stock shares outstanding	8,636,186
Common stock shares issued	8,636,186				8,636,186		291,563,930
Common stock voting rights				100
Preferred Stock [Member]
Equity [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares					$ 0.0001		$ 0.0001
Preferred stock, shares authorized					30,000,000		30,000,000
Common stock, par value (in Dollars per share) | $ / shares					$ 0.0001		$ 0.0001
Series C Preferred Stock [Member]
Equity [Line Items]
Common stock shares outstanding
Common stock shares issued
Preferred stock, shares issued							531,886
Preferred stock, shares outstanding							531,886
Preferred stock, par value (in Dollars per share) | $ / shares																			$ 0.0001
Convertible preferred stock	58,507																		11
Adjusted conversion rate (in Dollars per share) | $ / shares	$ 0.11
Series C Preferred Stock [Member] | Mr. Zheng [Member]
Equity [Line Items]
Convertible preferred stock	531,886
Minimum [Member]
Equity [Line Items]
Common stock shares outstanding					29,156,393		29,156,393							29,156,393
Common stock shares issued					29,156,393		29,156,393							29,156,393
Preferred stock, shares authorized													2,000,000			5,000,000
Common stock, shares authorized																200,000,000
Minimum [Member] | 2025 Reverse Stock Split [Member]
Equity [Line Items]
Common stock shares outstanding		8,577,679
Common stock shares issued		8,577,679
Maximum [Member]
Equity [Line Items]
Common stock shares outstanding					291,563,930		291,563,930							291,563,930
Common stock shares issued					291,563,930		291,563,930							291,563,930
Preferred stock, shares authorized													10,000,000			30,000,000
Common stock, shares authorized																700,000,000
Maximum [Member] | 2025 Reverse Stock Split [Member]
Equity [Line Items]
Common stock shares outstanding		291,563,930
Common stock shares issued		291,563,930